Basis of Presentation	6 Months Ended
Jun. 30, 2019
Basis of Presentation
Basis of presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Partnership’s annual consolidated financial statements for the year ended December 31, 2018, filed on an Annual Report on Form 20-F with the Securities Exchange Commission on February 26, 2019.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Partnership and its subsidiaries assuming that they are consolidated for all periods presented, as they were under the common control of GasLog.

The unaudited condensed consolidated financial statements have been prepared on the historical cost basis. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as applied in the preparation of the Partnership’s consolidated financial statements for the year ended December 31, 2018, except for the changes resulting from the adoption of IFRS 16 Leases (as discussed below). On July 25, 2019, the Partnership’s board of directors authorized the unaudited condensed consolidated financial statements for issuance.

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Partnership’s annual consolidated financial statements for the year ended December 31, 2018 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in thousands of U.S. Dollars (“USD”), which is the functional currency of the Partnership and each of its subsidiaries because their vessels operate in international shipping markets, in which revenues and expenses are primarily settled in USD and the Partnership’s most significant assets and liabilities are paid for and settled in USD.

Management anticipates that the Partnership’s primary sources of funds will be available cash, cash from operations, borrowings under existing debt and future debt and equity financings, if any. Management believes that these sources of funds will be sufficient for the Partnership to meet its liquidity needs and comply with its banking covenants for at least twelve months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis, although there can be no assurance that the Partnership will be able to obtain future debt and equity financing on acceptable terms.

Adoption of new and revised IFRS

(a)  Standards and interpretations adopted in the current period

The following standards and amendments relevant to the Partnership were effective in the current period:

In January 2016, the IASB issued IFRS 16 Leases, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, i.e. the customer (“lessee”) and the supplier (“lessor”). IFRS 16 eliminates the classification of leases by lessees as either operating leases or finance leases and, instead, introduces a single lessee accounting model. Applying that model, a lessee is required to recognize: (a) assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is of low value; and (b) depreciation of lease assets separately from interest on lease liabilities in the statement of profit or loss. Lessors continue to classify their leases as operating leases or finance leases, and to account for those two types of leases differently. IFRS 16 Leases supersedes the previous leases Standard, IAS 17 Leases, and related Interpretations. The standard is effective from January 1, 2019.

The Partnership leases various types of vessels’ equipment. Rental contracts are typically made for fixed periods but may have extension options. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. Following the implementation of IFRS 16, a lease is recognized as a right-of-use asset and a corresponding liability on the date when the leased asset is available for use by the Partnership. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments: (a) fixed payments (including in-substance fixed payments), less any lease incentives receivable, (b) variable lease payments that are based on an index or a rate (if any), (c) amounts expected to be payable by the lessee under residual value guarantees (if any), (d) the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and (e) payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option. The lease payments are discounted using the interest rate implicit in the lease, if that rate can be determined, or the Partnership’s incremental borrowing rate. Right-of-use assets are measured at cost comprising the following: (a) the amount of the initial measurement of lease liability, (b) any lease payments made at or before the commencement date less any lease incentives received, (c) any initial direct costs, and (d) any restoration costs. Payments associated with short-term leases and leases of low-value assets are recognized on a straight-line basis as an expense in profit or loss. Short-term leases are leases with a lease term of 12 months or less.

For leases where the Partnership is the lessee, the Partnership has elected to apply the simplified approach, by which comparative information is not restated and any adjustment is recognized at the date of initial application of IFRS 16 Leases. The adoption of the standard on January 1, 2019, resulted in an increase in total assets of $1,585, an increase in retained earnings of $192 and an increase in total liabilities of $1,393.

(b)  Standards and amendments in issue not yet adopted

At the date of authorization of these unaudited condensed consolidated financial statements, there were no IFRS standards and amendments issued but not yet adopted with an expected material effect on the Partnership’s financial statements.